LEASES (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [Abstract]
Schedule of Lease Expenses
	Year ended December 31
	2025	2024

Interest expense on lease liabilities	$183	$67
Exchange rate differences	242	7
Adjustments for indexation	54	19
Depreciation expenses on right-of-use assets	620	797
Expense due to removal of lease liabilities and right-of-use assets	9	3
Income from subleasing right-of-use assets	191	-

Schedule of Right-of-Use Assets
	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2025	$3,096	$892	$3,988

Additions during the year:

Additions to right-of-use assets for new leases in the period	123	84	207

Adjustments for indexation	53	3	56

Disposals during the year:

Reassessment of lease terms of right-of-use assets in the period	(150)	-	(150)

Disposals of right-of-use assets for leases terminated in the period	(13)	(258)	(271)

Balance as of December 31, 2025	3,109	721	3,830

Accumulated depreciation:

Balance as of January 1, 2025	1,000	541	1,541

Additions during the year:

Depreciation	457	163	620

Disposals during the year:

Disposals of right-of-use assets	-	(155)	(155)

Balance as of December 31, 2025	1,457	549	2,006

Depreciated cost on December 31, 2025	$1,652	$172	$1,824

	Leasehold	Motor vehicles	Total
Cost:

Balance as of January 1, 2024	$3,553	$874	$4,427

Additions during the year:

Additions to right-of-use assets for new leases in the period	1,974	333	2,307

Adjustments for indexation	12	7	19

Disposals during the year:

Disposals of right-of-use assets for leases terminated in the period	(2,443)	(322)	(2,765)

Balance as of December 31, 2024	3,096	892	3,988

Accumulated depreciation:

Balance as of January 1, 2024	2,868	579	3,447

Additions during the year:

Depreciation	575	222	797

Disposals during the year:

Disposals of right-of-use assets	(2,443)	(260)	(2,703)

Balance as of December 31, 2024	1,000	541	1,541

Depreciated cost on December 31, 2024	$2,096	$351	$2,447

Schedule of Lease Liability
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2025	$2,162	$341	$2,503

Lease payments	(531)	(184)	(715)

Lease deposits	-	(1)	(1)

Interest expense	158	25	183

Exchange rate differences	218	24	242

Additions to lease liability for new leases in the period	123	84	207

Reduction of lease liability for leases terminated in the period	-	(125)	(125)

Reduction of lease liability for leases updates in the period	(150)	-	(150)

Adjustments for indexation	53	1	54

Balance as of December 31, 2025	$2,033	$165	$2,198
	Leasehold	Motor vehicles	Total

Balance as of January 1, 2024	$868	$270	$1,138

Lease payments	(725)	(243)	(968)

Lease deposits	-	(2)	(2)

Interest expense	40	27	67

Exchange rate differences	(7)	14	7

Additions to lease liability for new leases in the period	1,974	333	2,307

Reduction of lease liability for leases terminated in the period	-	(65)	(65)

Adjustments for indexation	12	7	19

Balance as of December 31, 2024	$2,162	$341	$2,503

Schedule of Future Minimum Lease Payments Under Non-Cancelable Leases
	Leasehold	Motor vehicles	Total

2026	$576	$107	$683
2027	471	53	524
2028	427	7	434
2029	384	-	384
2030	341	-	341

Total lease payments	$2,199	$167	$2,366
Less: imputed interest	(166)	(2)	(168)
Present value of lease liabilities	$2,033	$165	$2,198